Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) state	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of states in which entity is licensed to sell insurance products | state	50
Mortgage loans on real estate, allowance for credit losses	$ 36,972	$ 24,024	$ 31,029
Coinsurance deposits, allowance for credit losses	8,737	2,264
Retained earnings	4,685,593	2,839,254
Estimated impact to stockholders' equity at January 1, 2021	2,370,750	7,738,717	$ 6,348,988		$ 4,426,522
Accumulated other comprehensive income (loss)	$ (3,746,230)	$ 3,192,547
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of days past due, non-accrual status	90 days
Interest crediting rate, range for fixed index annuities and other deferred annuity products	1.45%	1.45%	1.45%
Minimum | Fixed Maturity Securities, Available For Sale
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment maturity period	1 year
Minimum | Other Invested Assets - COLI, Equity Securities, Short-Term Debt Securities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment maturity period	3 months
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Interest crediting rate, range for fixed index annuities and other deferred annuity products	2.65%	2.65%	2.65%
Maximum | Other Invested Assets - COLI, Equity Securities, Short-Term Debt Securities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment maturity period	12 months
Maximum | Other Invested Assets - Short-Term Loans and Collateral Loans
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment maturity period	1 year
Maximum | Cash and Cash Equivalents
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment maturity period	3 months
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Retained earnings			$ 7,200
Estimated impact to stockholders' equity at January 1, 2021		$ 1,761,321	(9,295)
Accumulated other comprehensive income (loss)			$ 1,800,000
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Mortgage loans on real estate, allowance for credit losses				$ 8,600
Coinsurance deposits, allowance for credit losses				3,200
Retained earnings				$ (9,300)